UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21814
PNC Absolute Return Master Fund LLC

(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201

(Address of principal executive offices) (Zip code)
John M. Loder, Esq.
Ropes & Gray LLP
One International Place
Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-239-0418
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
PNC Absolute Return Master Fund LLC
Schedule of Investments (Unaudited)
June 30, 2010

			% of
			Members’
	Cost	Value	Capital

Investment Funds*

Credit Based
Blue Mountain Credit Alternatives Fund, L.P.	$658,764	$1,110,193	4.14%
Brigade Leveraged Capital Structures Fund, L.P.	803,680	963,550	3.59
Claren Road Credit Partners, L.P.	1,200,000	1,380,448	5.14
GSO Liquidity Partners L.P.	208,727	161,343	0.60
GSO Special Situations Fund, L.P.	260,343	254,218	0.95
MKP Credit, L.P.	1,193,430	1,834,831	6.84

Total Credit Based	4,324,944	5,704,583	21.26

Event-Driven
Canyon Value Realization Fund, L.P.	188,181	225,453	0.84
Castlerigg Partners, L.P.	237,112	159,786	0.60
Cerberus SPV, LLC	1,060,934	1,911,954	7.12
Lenado Partners, Series A of Lenado Capital Partners L.P.(a),(b)	979,474	221,202	0.82
Montrica Global Opportunities Fund, L.P.	156,078	93,010	0.35
Taconic Opportunity Fund, L.P.	897,415	1,113,254	4.15

Total Event-Driven	3,519,194	3,724,659	13.88

Global Macro
Brevan Howard, L.P.	597,239	1,246,481	4.64
COMAC Global Macro Fund, L.P.	1,000,000	1,176,712	4.39

Total Global Macro	1,597,239	2,423,193	9.03

Hedged Equity
Atlas Global, LLC	1,500,000	1,642,858	6.12
OMG Opportunities 2X Fund Limited	520,104	516,521	1.93
Perry Partners, L.P.	88,849	88,501	0.33
PFM Diversified Fund, L.P.	1,500,000	1,632,496	6.08
SAC Multi-Strategy Fund L.P.	94,172	91,357	0.34
SCP Ocean Fund, L.P.	1,000,000	1,699,272	6.33

Total Hedged Equity	4,703,125	5,671,005	21.13

Managed Futures
BlueTrend Fund L.P. (Class A)	762,473	826,279	3.08

Total Managed Futures	762,473	826,279	3.08

Multi-Strategy
Amaranth Partners, L.L.C.	156,400	97,375	0.36
Goldman Sachs Investment Partners	1,721,665	1,777,281	6.62
HBK SLV, LP(b)	142,652	133,346	0.50
Millennium USA, LP(b)	860,737	1,009,044	3.76

Total Multi-Strategy	2,881,454	3,017,046	11.24

Opportunistic Equity
SAC Capital Management L.P.(b)	326,383	369,961	1.38

Total Opportunistic Equity	326,383	369,961	1.38

Total Investment Funds	18,114,812	21,736,726	81.00

PNC Absolute Return Master Fund LLC
Schedule of Investments (Continued) (Unaudited)
June 30, 2010

			% of
	Cost	Value	Members’ Capital

Registered Investment Company
PNC Advantage Institutional Money Market Fund, 0.053% (c)	$4,650,973	$4,650,973	17.33%

Total Investments	$22,765,785	$26,387,699	98.33%

*	All Investment Funds are non-income producing. See Note 4 for additional information on liquidity of Investment Funds.

(a)	This Investment Fund has been fair valued by the Master Fund’s Pricing Committee in accordance with procedures approved by the Board of Directors.

(b)	Fund investment fully or partially segregated to cover tender offers.

(c)	Rate shown is the 7-day effective yield as of June 30, 2010.
As of June 30, 2010, the fair value of PNC Absolute Return Master Fund LLC’s (the “Master Fund”) investments by country as a percentage of members’ capital is as follows:

Country	Cost	Value
Cayman Islands - 2.27%	$676,182	$609,531
United States - 96.06%	22,089,603	25,778,168

	$22,765,785	$26,387,699

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $22,765,785. Net unrealized appreciation on investments for tax purposes was $3,621,914 consisting of $4,649,167 of gross unrealized appreciation and $1,027,253 of gross unrealized depreciation.
The investments in Investment Funds shown above, representing 81.00% of members’ capital, have been fair valued in accordance with procedures established by the Board of Directors.
1. Fund Organization
The Master Fund is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $55,921,867 (comprised of $54,892,511 of fund investments, $796,101 of cash, $232,881 of receivable from fund investments sold, and $374 of dividends receivable) from PNC Absolute Return Fund LLC on July 1, 2006. Unrealized appreciation on the fund investments of $12,732,962 was included in the transfer. The Master Fund is a “master” fund within a “master-feeder” structure. Within this structure, one or more feeder funds (the “Members”) invest all or substantially all of their investable assets in a master fund. The feeder funds’ investment objectives are substantially the same as those of the Master Fund.
2. Investment Valuation
The Master Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment

PNC Absolute Return Master Fund LLC
Schedule of Investments (Continued) (Unaudited)
June 30, 2010
Funds as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interest in the Investment Fund, the Master Fund determines the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.
Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), ASC 820 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency, the ability to redeem at net asset value at the measurement date and the existence or absence of certain restrictions at the measurement date. In accordance with ASU No. 2009-12, if the Master Fund has the ability to redeem from the investment at the measurement date or in the near-term at net asset value, the investment is classified as a Level 2 fair value measurement. Alternatively, if the Master Fund will never have the ability to redeem at its option from the investment or is restricted from redeeming for an uncertain or extended period of time from the measurement date, the investment is classified as a Level 3 fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund’s investments are measured at June 30, 2010:

PNC Absolute Return Master Fund LLC
Schedule of Investments (Continued) (Unaudited)
June 30, 2010

Investments by Investment Strategy	Level 1	Level 2	Level 3	Total

Investment Funds
Credit Based	$—	$2,343,998	$3,360,585	$5,704,583
Event-Driven	—	—	3,724,659	3,724,659
Global Macro	—	2,423,193	—	2,423,193
Hedged Equity	—	5,491,147	179,858	5,671,005
Managed Futures	—	826,279	—	826,279
Multi-Strategy	—	1,009,044	2,008,002	3,017,046
Opportunistic Equity	—	—	369,961	369,961
Registered Investment Company	4,650,973	—	—	4,650,973

Total Investments by Investment Strategy	$4,650,973	$12,093,661	$9,643,065	$26,387,699

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels previously defined above for the period ended June 30, 2010.
The following table summarizes the changes in fair value of the Master Fund’s Level 3 investments for the period ended June 30, 2010.

			Change in
			unrealized
	Balance as of	Realized gain /	appreciation /	Net purchases /	Net Level 3	Balance as of
Description	March 31, 2010	(loss)	depreciation *	(sales)	transfers in/(out)	June 30, 2010

Credit Based	$3,529,886	$(40,789)	$40,816	$(169,328)	$—	$3,360,585
Event-Driven	5,638,036	174,947	(63,469)	(2,024,855)	—	3,724,659
Hedged Equity	207,302	(4,867)	14,879	(37,456)	—	179,858
Multi-Strategy	2,056,307	(1,642)	(20,549)	(26,114)	—	2,008,002
Opportunistic Equity	748,107	42,738	(58,060)	(362,824)	—	369,961

Total	$12,179,638	$170,387	$(86,383)	$(2,620,577)	$—	$9,643,065

*	Amounts shown also indicate the change in unrealized appreciation/depreciation related to the securities still held in Level 3 on June 30, 2010.
For the period ended June 30, 2010, there have been no significant changes to the Fund’s fair valuation methodologies. The Master Fund did not hold any investments with unfunded commitments on June 30, 2010.
3. Security Transactions
Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.
4. Liquidity of Investment Funds
The following table summarizes the liquidity provisions related to the Master Fund’s investments in Investment Funds by investment strategy at June 30, 2010:

PNC Absolute Return Master Fund LLC
Schedule of Investments (Continued) (Unaudited)
June 30, 2010

Investment Funds			Redemption	Estimated Remaining
by Investment Strategy	Fair Value	Redemption Period	Notice Period	Holding Period (2)

Credit Based (A)
Unrestricted	$2,343,998	Quarterly	45 - 60 days	None
Restricted (1)	3,360,585	Quarterly - 3 years	65 - 90 days	7 - 16 months

Event-Driven (B)
Restricted (1)	3,724,659	N/A	N/A	6 months

Global Macro (C)
Unrestricted	2,423,193	Monthly	60 - 90 days	None

Hedged Equity (D)
Unrestricted	5,491,147	Monthly - Quarterly	30 - 65 days	None
Restricted (1)	179,858	N/A	N/A	Unknown

Managed Futures (E)
Unrestricted	826,279	Monthly	60 days	None

Multi-Strategy (F)
Unrestricted	1,009,044	Quarterly	90 days	None
Restricted (1)	2,008,002	Quarterly	91 days	19 months

Opportunistic Equity (G)
Restricted (1)	369,961	Annually	30 days	6 months

(1)	As of June 30, 2010, these Investment Funds have notified the Master Fund of certain restrictions on liquidity which may include side pocket investments, suspended redemptions, restrictions from redeeming for an extended period of time from the measurement date or other restrictions. Certain other Investment Funds have redemption terms which inhibit liquidity for a period greater than 90 days.

(2)	Represents remaining holding period of locked-up Investment Funds or estimated remaining restriction period for illiquid investments such as side pockets and suspended redemptions. For some illiquid investments, the remaining holding period is unknown and is either stated in the table or excluded from the range shown for other investments in the strategy.

(A)	Credit based aims to generate return via positions in the credit sensitive areas of the fixed income markets which generally covers corporate, structured and mortgage debt. A myriad of securities can be utilized for expressing long or short positions including investment grade corporate bonds, high yield bonds, bank loans, mortgage-backed securities, asset-backed securities, CDS, etc. Most portfolios are structured to have low interest rate exposure and many funds attempt to achieve returns with low/moderate volatility.

(B)	Event driven covers several major strategies that all rely upon defined corporate events including merger arbitrage, activist, special situations/restructuring and distressed/bankruptcy investing. While market exposure can vary depending on the strategy and implementation, typically there is some exposure to large market movements, changes in credit spreads, market illiquidity and increased volatility.

(C)	Global macro seeks to profit from broad trends in global markets across equities, fixed income, credit, currency and commodity markets through a discretionary trading style typically predicated upon analysis of macroeconomic factors. Global macro tends to have low correlation with other strategies and offers performance opportunities in a variety of market environments.

(D)	Hedged equity focuses on equity strategies with low/moderate market exposure. The strategy attempts to profit from active security selection and management of long/short exposure profile. The funds have a modest cyclical dependence on equity returns and are typically managed to be low/moderate volatility.

(E)	Managed futures aims to profit from broad trends or reversals in global markets across equities, fixed income, credit, currency and commodity markets through systematic trading strategies typically executed through very liquid financial instruments. Managed futures strategies tend to be characterized by higher volatility returns but the uncorrelated nature of those returns can provide a benefit to overall portfolio construction.

PNC Absolute Return Master Fund LLC
Schedule of Investments (Continued) (Unaudited)
June 30, 2010

(F)	Multi-strategy is an investment style that offers flexibility to allocate assets dynamically across a wide variety of strategies based on the opportunity set in each strategy at a given point in time.

(G)	Opportunistic equity focuses on equity strategies with moderate/high market exposure. Long positions are held in companies with improving fundamentals, price momentum and/or a catalyst. Short positions are held as hedges or alpha generating positions. Typically a more aggressive approach to managing exposure is utilized and some may have concentrated portfolios or an industry sector focus.
For more information on the Master Fund’s policy regarding other significant accounting policies, please refer to the Master Fund’s most recent semi-annual or annual financial reports.
5. Affiliated Fund
Pursuant to Securities and Exchange Commission rules, the Master Fund may invest in affiliated money market funds offered by PNC Funds and PNC Advantage Funds. The total net purchases and sales of PNC Advantage Institutional Money Market Fund for the period ended June 30, 2010 was $4,650,973.
6. Subsequent Events
Subsequent events have been evaluated through the date that the Schedule of Investments was issued. All subsequent events determined to be relevant and material to the Schedule of Investments have been appropriately recorded or disclosed.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Absolute Return Master Fund LLC

By (Signature and Title)*	/s/ Kevin A. McCreadie Kevin A. McCreadie, President
(Principal Executive Officer)
Date August 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(Principal Executive Officer)
Date August 30, 2010

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(Principal Financial Officer)
Date August 30, 2010

*	Print the name and title of each signing officer under his or her signature.